WALTHAUSEN SMALL CAP VALUE FUND
WALTHAUSEN SMALL CAP VALUE FUND
Investment Objective
The Walthausen Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	WALTHAUSEN SMALL CAP VALUE FUND WSCVX
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or les.	2.00%
Wire Redemption Fee	20
IRA Custodian Fee (using the Fund's custodians)	8

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WALTHAUSEN SMALL CAP VALUE FUND WSCVX
Management Fees		1.00%
Distribution 12b-1 Fees		none
Other Expenses		0.38%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.39%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, Total Annual Fund Operating Expenses would be 1.38% for the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WALTHAUSEN SMALL CAP VALUE FUND WSCVX	142	442	779	1,729

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.72% of the average value of its portfolio.

The Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of small capitalization companies that the Advisor believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of  $2 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of small capitalization companies, as defined above.

Principal Risks of Investing in the Fund
•	Risks of Small Capitalization Companies. The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

•	Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance.

•	Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

•	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

•	Investment Management Risk. The Advisor's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.walthausenfunds.com or by calling 1-888-925-8428. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

The year-to-date return as of March 31, 2011 was 8.78%
Best Quarter (June 30, 2009) +29.66%	Worst Quarter (March 31, 2009) -19.12%

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns WALTHAUSEN SMALL CAP VALUE FUND	1 Year	Since Inception
WSCVX	41.87%	17.65%
WSCVX - After Taxes on Distributions	41.87%	17.65%
WSCVX - After Taxes on Distributions and Sale of Fund Shares	27.22%	14.52%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	24.50%	3.73%

WALTHAUSEN SELECT VALUE FUND
WALTHAUSEN SELECT VALUE FUND
Investment Objective
The Walthausen Select Value Fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees WALTHAUSEN SELECT VALUE FUND	Investor Class	Retail Class
Sales Charge (Load) Imposed on Purchases	none	none
Deferred Sales Charge (load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or les.	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WALTHAUSEN SELECT VALUE FUND		Investor Class	Retail Class
Management Fees		1.00%	1.00%
Distribution 12b-1 Fees		none	0.25%
Other Expenses	[1]	0.45%	0.45%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	[3]	1.46%	1.71%
[1]	Other Expenses are estimated.
[2]	Acquired Fund Fees and Expenses are estimated.
[3]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the operating expenses incurred by the Fund, not the costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, Total Annual Fund Operating Expenses would be 1.45% for the Investor Class and 1.70% for the Retail Class.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WALTHAUSEN SELECT VALUE FUND (USD $)	1 Year	3 Years
Investor Class	149	462
Retail Class	174	539

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period December 27, 2010 through January 31, 2011, the Fund's portfolio turnover rate was 3.02% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of small and mid capitalization companies that the Advisor believes have the potential for capital appreciation. Small and mid capitalization companies are defined by the Advisor as those with market capitalizations of  $4 billion or less at the time of purchase. The Fund typically invests in 40 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. common stocks of small and mid capitalization companies, as defined above. The Fund emphasizes a "value" investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

The Advisor may sell a company when the company reaches the Advisor's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value.

Principal Risks of Investing in the Fund
•	Risks of Small and Mid Capitalization Companies. The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small and mid capitalization companies may experience higher failure rates than do larger companies.

•	Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

•	Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

•	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

•	Investment Management Risk. The Advisor's strategy may fail to produce the intended results.

Performance

Although past performance (before and after taxes) of a fund is not necessarily an indication of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun 1, 2011
Registrant Name	dei_EntityRegistrantName	Walthausen Funds
CIK	dei_EntityCentralIndexKey	0001418191
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 31, 2011
Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Prospectus Date	rr_ProspectusDate	Jun 1, 2011
WALTHAUSEN SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	WALTHAUSEN SMALL CAP VALUE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Walthausen Small Cap Value Fund seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.72% of the average value of its portfolio.

Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	The Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small capitalization companies that the Advisor believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of  $2 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of small capitalization companies, as defined above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
•	Risks of Small Capitalization Companies. The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

•	Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance.

•	Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

•	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

•	Investment Management Risk. The Advisor's strategy may fail to produce the intended results.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.walthausenfunds.com or by calling 1-888-925-8428. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date return as of March 31, 2011 was 8.78%
Best Quarter (June 30, 2009) +29.66%	Worst Quarter (March 31, 2009) -19.12%

Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WALTHAUSEN SMALL CAP VALUE FUND | WSCVX
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or les.	rr_ExchangeFeeOverRedemption	2.00%
Wire Redemption Fee	rr_ExchangeFee	20
IRA Custodian Fee (using the Fund's custodians)	rr_MaximumAccountFee	8
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	142
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	442
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	779
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,729
2009	rr_AnnualReturn2009	42.39%
2010	rr_AnnualReturn2010	41.87%
1 Year	rr_AverageAnnualReturnYear01	41.87%
Since Inception	rr_AverageAnnualReturnSinceInception	17.65%
WALTHAUSEN SMALL CAP VALUE FUND | WSCVX | - After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.87%
Since Inception	rr_AverageAnnualReturnSinceInception	17.65%
WALTHAUSEN SMALL CAP VALUE FUND | WSCVX | - After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.22%
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%
WALTHAUSEN SMALL CAP VALUE FUND | Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
WALTHAUSEN SELECT VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	WALTHAUSEN SELECT VALUE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Walthausen Select Value Fund seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period December 27, 2010 through January 31, 2011, the Fund's portfolio turnover rate was 3.02% of the average value of its portfolio.

Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small and mid capitalization companies that the Advisor believes have the potential for capital appreciation. Small and mid capitalization companies are defined by the Advisor as those with market capitalizations of  $4 billion or less at the time of purchase. The Fund typically invests in 40 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. common stocks of small and mid capitalization companies, as defined above. The Fund emphasizes a "value" investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

The Advisor may sell a company when the company reaches the Advisor's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
•	Risks of Small and Mid Capitalization Companies. The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small and mid capitalization companies may experience higher failure rates than do larger companies.

•	Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

•	Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

•	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

•	Investment Management Risk. The Advisor's strategy may fail to produce the intended results.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Although past performance (before and after taxes) of a fund is not necessarily an indication of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.

WALTHAUSEN SELECT VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFOPX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or les.	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	149
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	462
WALTHAUSEN SELECT VALUE FUND | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or les.	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	174
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	539

[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, Total Annual Fund Operating Expenses would be 1.38% for the Fund.
[2]	Other Expenses are estimated.
[3]	Acquired Fund Fees and Expenses are estimated.
[4]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the operating expenses incurred by the Fund, not the costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, Total Annual Fund Operating Expenses would be 1.45% for the Investor Class and 1.70% for the Retail Class.